Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Customer amounts on deposit	$ 6,579	$ 4,932
Accrued rent and other occupancy costs	2,085	1,116
Unfavorable leases	475	500
Income taxes payable	933	994
Other miscellaneous liabilities	2,015	1,438
Other current liabilities	$ 12,087	$ 8,980